FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity tests relating to changes in foreign currency

	December 31,
	2021	2020
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$130	$(50)
Decrease of 5% in exchange rate	$(130)	$50